Taxes - Income tax - Effective income tax on continuing operations - Additional information - Statutory rates (Details)			12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Statutory tax rate (as a percent)			25.82%	28.92%	34.43%	34.43%	34.43%
Increased corporate tax rate (as a percent)							44.43%
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Statutory tax rate (as a percent)	17.00%	19.00%			19.00%
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Statutory tax rate (as a percent)					25.00%